Significant acquisition of businesses (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of significant transactions [abstract]
Net gain at completion of spin-off
(USD millions)	Oct 3, 2023

Net assets derecognized	-8 647

Derecognition of distribution liability	13 962

Difference between net assets and distribution liability	5 315

Recognition of Sandoz Group AG shares obtained through consolidated foundations	492

Currency translation gains recycled into the consolidated income statement	357

Transaction costs and other items recognized in the consolidated income statement	-304

Gain on distribution of Sandoz Group AG to Novartis AG shareholders	5 860

Fair value of assets and liabilities arising from acquisitions
(USD millions)	Jun 30, 2024	Dec 31, 2023

Property, plant and equipment	23	18

Right-of-use assets	32	16

In-process research and development	1 746	2 931

Other intangible assets [1]	419	15

Deferred tax assets	315	34

Non-current financial and other assets	421	164

Trade receivable and financial and other current assets	658	183

Cash and cash equivalents	236	226

Deferred tax liabilities	-600	-474

Current and non-current financial debts	-905

Current and non-current lease liabilities	-41	-51

Trade payables and other liabilities	-289	-231

Net identifiable assets acquired	2 015	2 831

Non-controlling interests	-108

Goodwill	2 198	1 094

Total purchase consideration for acquisitions of businesses	4 105	3 925

[1] Other intangible assets represent technologies (scientific infrastructure).